Shareholder Report, Average Annual Return (Details) 198122_SGI Prudent Growth Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	75 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	15.71%	5.51%	7.06%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	20.38%	12.79%	16.60%